3 .SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Schedule of Years of Useful Life	Property and Equipment
Depreciation/
Amortization
Asset Category	Period (Years)
Furniture and fixtures	5 - 7
Computer equipment	3 - 5
Leasehold improvements	5 - 8

Depreciation/
Amortization
Asset Category	Period
Furniture and fixtures	5 Years
Computer equipment	3 Years
Leasehold improvements	5 Years